SUBSEQUENT EVENTs (Details) - Subsequent Events - Guangzhou Yipusheng Health Management Co., Ltd - loan agreement with Guangzhou Yipusheng Health Management Co., Ltd ¥ in Millions	1 Months Ended
Jan. 31, 2026 CNY (¥)
SUBSEQUENT EVENTS
Principal amount	¥ 15.2
Debt instrument term	24 months
Interest-Free Period	12 months
Additional interest rate	1.00%